24. PLACEMENT AGENCY AGREEMENT WITH STONEGATE SECURITIES, INC.	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 24. PLACEMENT AGENCY AGREEMENT WITH STONEGATE SECURITIES, INC.

The Company entered into a placement agent agreement with Stonegate Securities, Inc. (“Stonegate”) to act as its placement agent. Stonegate has the right during the Contract Period to identify for the Company prospective Purchasers in one or more Placements of Securities, the type and dollar amount being as mutually agreed to by the parties. The term of the agreement shall continue until cancelled by either party upon ten (10) days written notice.

As compensation for services rendered by Stonegate in connection with the successful placements, the Company has agreed to pay Stonegate a fee of eight percent (8%) of the gross proceeds from the sale of Securities it places. No fees shall be due and payable in connection with sales of Securities placed with investors not introduced to the Company by Stonegate or by a direct or indirect party previously introduced to the Company as a result of the efforts of Stonegate.

Upon closing of a Placement, the Company is required to issue to Stonegate restricted shares of common stock of the Company in an amount equal to two percent (2%) of the total number of shares of common stock sold, and/or in the event of a sale of convertible securities, the number of shares of common stock that would be potentially received upon a conversion of any convertible securities sold in the Placement. The number of such shares to be issued would be reduced by 200,000 shares of common stock previously issued to Stonegate upon execution of this agreement.

The Company shall also reimburse Stonegate for reasonable, actual out-of-pocket expenses incurred by Stonegate, provided, however, that such amount in total shall not exceed one percent (1%) of the gross proceeds of securities placed pursuant to this placement agent agreement. At this time, there have been no private placement transactions undertaken with the assistance of Stonegate.